Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 99.2%
Australia 3.2%
AMP Ltd.	328,837	232,045
Charter Hall Long Wale REIT	138,801	390,762
Nickel Industries Ltd.	547,184	332,863
Orora Ltd.	254,228	584,883
Southern Cross Media Group Ltd.	267,088	156,282
Syrah Resources Ltd.*	190,254	242,915
(Cost $2,332,830)		1,939,750
Belgium 0.2%
Euronav NV (Cost $66,896)	7,922	131,991
Canada 1.0%
ElectraMeccanica Vehicles Corp.* (a)	32,822	17,048
Quebecor, Inc. "B" (a)	22,763	562,717
(Cost $298,844)		579,765
Finland 0.5%
Tokmanni Group Corp. (Cost $279,892)	23,746	327,910
France 2.9%
Alten SA	5,354	856,380
Maisons du Monde SA 144A	25,993	280,143
Vallourec SA* (a)	45,258	570,213
(Cost $1,612,071)		1,706,736
Germany 2.5%
AIXTRON SE	31,678	1,074,284
Jumia Technologies AG (ADR)* (a)	44,946	147,872
United Internet AG (Registered)	16,891	290,874
(Cost $1,142,470)		1,513,030
Ireland 1.0%
Dalata Hotel Group PLC* (Cost $666,211)	131,685	598,826
Italy 3.3%
Buzzi Unicem SpA	52,110	1,263,625
Moncler SpA	10,216	707,562
(Cost $1,405,181)		1,971,187
Japan 6.2%
BML, Inc.	8,200	191,423
JTOWER, Inc.* (a)	5,000	186,144
Kusuri no Aoki Holdings Co., Ltd.	12,358	627,120
Nankai Electric Railway Co., Ltd.	13,900	307,012
Nippon Paper Industries Co., Ltd.*	68,600	529,563
Optorun Co., Ltd.	23,300	391,833

Sawai Group Holdings Co., Ltd.	8,000	220,391
Topcon Corp.	23,800	321,760
UT Group Co., Ltd.*	31,524	589,086
Zenkoku Hosho Co., Ltd. (a)	9,800	369,538
(Cost $3,210,753)		3,733,870
Korea 4.3%
Advanced Nano Products Co., Ltd.	5,799	656,170
Grand Korea Leisure Co., Ltd.*	18,703	288,156
Hanmi Semiconductor Co., Ltd.	52,825	852,219
Seah Besteel Holdings Corp.	44,900	786,554
(Cost $2,165,282)		2,583,099
Malta 0.6%
Kindred Group PLC (Cost $274,528)	33,322	372,841
Portugal 0.5%
REN - Redes Energeticas Nacionais SGPS SA (Cost $265,534)	93,742	275,072
Puerto Rico 0.6%
Popular, Inc. (Cost $471,730)	6,268	359,846
Singapore 0.6%
Kulicke & Soffa Industries, Inc. (b) (Cost $312,774)	6,831	359,925
Spain 1.0%
Applus Services SA	37,453	293,431
Fluidra SA	15,901	279,257
(Cost $525,828)		572,688
Sweden 1.1%
Cibus Nordic Real Estate AB	19,805	207,130
Dometic Group AB 144A	22,831	139,316
Ratos AB "B" (a)	92,763	283,346
(Cost $1,079,221)		629,792
Switzerland 2.2%
Julius Baer Group Ltd.	10,248	698,444
Siegfried Holding AG (Registered)*	865	637,288
(Cost $1,364,615)		1,335,732
United Kingdom 9.2%
B&M European Value Retail SA	103,178	615,548
Clarkson PLC	8,068	307,645
Computacenter PLC	22,530	596,325
Domino's Pizza Group PLC	75,744	268,076
Drax Group PLC	78,506	589,704
Dunelm Group PLC	15,355	209,485
Genus PLC	4,666	165,799
Greggs PLC	20,719	709,008
RS GROUP PLC	70,125	793,700
Saga PLC*	112,553	185,040
Softcat PLC	23,762	381,560
TechnipFMC PLC* (c)	47,827	652,839
(Cost $4,594,586)		5,474,729

United States 58.3%
Adeia, Inc.	16,731	148,237
Affiliated Managers Group, Inc.	4,518	643,454
Alcoa Corp.	14,513	617,673
Americold Realty Trust, Inc. (REIT)	21,573	613,752
Amneal Pharmaceuticals, Inc.*	66,758	92,794
Anika Therapeutics, Inc.*	7,403	212,614
Apple Hospitality REIT, Inc. (REIT)	18,390	285,413
ArcBest Corp.	5,372	496,480
Armada Hoffler Properties, Inc. (REIT)	16,258	192,007
Atkore, Inc.*	4,862	683,014
Avis Budget Group, Inc.*	2,955	575,634
Bank OZK	7,439	254,414
Beam Global* (a)	19,518	310,531
Benchmark Electronics, Inc.	21,999	521,156
Bridgebio Pharma, Inc.*	33,751	559,592
Builders FirstSource, Inc.*	18,079	1,605,054
Bumble, Inc. "A"*	12,016	234,913
Casey's General Stores, Inc.	5,243	1,134,900
Chord Energy Corp.	2,243	301,884
Clearway Energy, Inc. "A"	8,754	262,883
CNX Resources Corp.*	25,108	402,230
CommScope Holding Co., Inc.*	38,275	243,812
comScore, Inc.*	112,268	138,090
Delek U.S. Holdings, Inc.	25,830	592,798
Ducommun, Inc.*	15,058	823,823
Easterly Government Properties, Inc. (REIT)	18,867	259,233
Eastern Bankshares, Inc.	32,726	413,002
EastGroup Properties, Inc. (REIT)	2,157	356,595
Envestnet, Inc.*	9,753	572,209
Essential Properties Realty Trust, Inc. (REIT)	7,528	187,071
Exact Sciences Corp.*	4,647	315,113
First Financial Bankshares, Inc.	3,747	119,529
Five9, Inc.*	4,371	315,980
Four Corners Property Trust, Inc. (REIT)	29,349	788,314
Fulgent Genetics, Inc.*	3,269	102,058
Hersha Hospitality Trust "A", (REIT)	19,119	128,480
Hillenbrand, Inc.	15,054	715,517
Intercept Pharmaceuticals, Inc.*	14,318	192,291
iStar, Inc.	873	25,640
Jack in the Box, Inc.	2,539	222,391
Jefferies Financial Group, Inc.	32,214	1,022,472
Kite Realty Group Trust (REIT)	13,858	289,909
Ladder Capital Corp. (REIT)	22,476	212,398
Lamb Weston Holdings, Inc.	4,012	419,334
Latham Group, Inc.*	22,052	63,069
Lazard Ltd. "A"	10,442	345,735
Lumentum Holdings, Inc.*	8,892	480,257
Madison Square Garden Sports Corp.	4,281	834,153
Modine Manufacturing Co.*	18,870	434,953
ModivCare, Inc.*	5,635	473,817
Molina Healthcare, Inc.*	3,775	1,009,775
New Jersey Resources Corp.	8,861	471,405
Option Care Health, Inc.*	25,050	795,838
Outset Medical, Inc.*	6,399	117,742
Pacira BioSciences, Inc.*	15,308	624,719
Physicians Realty Trust (REIT)	31,322	467,637

RPT Realty (REIT)	22,406	213,081
Rush Enterprises, Inc. "A"	26,569	1,450,640
Sana Biotechnology, Inc.*	73,871	241,558
SentinelOne, Inc. "A"*	36,259	593,197
Skillsoft Corp.*	97,863	195,726
SkyWest, Inc.*	17,855	395,845
South State Corp.	12,902	919,397
Spectrum Brands Holdings, Inc.	5,246	347,390
Stride, Inc.*	7,349	288,448
Synovus Financial Corp.	26,892	829,080
Taylor Morrison Home Corp.*	22,596	864,523
Thermon Group Holdings, Inc.*	41,084	1,023,813
TopBuild Corp.*	5,763	1,199,511
Vitesse Energy, Inc.	3,791	72,150
WEX, Inc.*	2,250	413,752
Xperi, Inc.*	6,692	73,148
YETI Holdings, Inc.*	15,473	618,920
Zions Bancorp. NA	13,196	394,956
(Cost $27,651,685)		34,858,923
Total Common Stocks (Cost $49,720,931)		59,325,712

Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (d) (e) (Cost $1,691,203)	1,691,203	1,691,203

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.78% (d) (Cost $196,339)	196,339	196,339

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,608,473)	102.4	61,213,254
Other Assets and Liabilities, Net	(2.4)	(1,416,595)
Net Assets	100.0	59,796,659
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (d) (e)
263,098	1,428,105 (f)	—	—	—	22,240	—	1,691,203	1,691,203
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.78% (d)
753,014	1,949,525	2,506,200	—	—	5,842	—	196,339	196,339
1,016,112	3,377,630	2,506,200	—	—	28,082	—	1,887,542	1,887,542

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $2,410,476, which is 4.0% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $803,618.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2023 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Industrials	10,846,208	18%
Consumer Discretionary	8,373,606	14%
Information Technology	7,782,282	13%
Financials	7,696,448	13%
Health Care	5,952,812	10%
Materials	5,014,246	9%
Real Estate	4,405,024	7%
Energy	2,724,105	5%
Consumer Staples	2,528,744	4%
Communication Services	2,403,173	4%
Utilities	1,599,064	3%
Total	59,325,712	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,939,750	$—	$1,939,750
Belgium	—	131,991	—	131,991
Canada	579,765	—	—	579,765
Finland	—	327,910	—	327,910
France	—	1,706,736	—	1,706,736
Germany	147,872	1,365,158	—	1,513,030
Ireland	—	598,826	—	598,826
Italy	—	1,971,187	—	1,971,187
Japan	—	3,733,870	—	3,733,870
Korea	—	2,583,099	—	2,583,099
Malta	—	372,841	—	372,841
Portugal	—	275,072	—	275,072
Puerto Rico	359,846	—	—	359,846
Singapore	359,925	—	—	359,925
Spain	—	572,688	—	572,688
Sweden	—	629,792	—	629,792
Switzerland	—	1,335,732	—	1,335,732
United Kingdom	652,839	4,821,890	—	5,474,729
United States	34,858,923	—	—	34,858,923
Short-Term Investments (a)	1,887,542	—	—	1,887,542
Total	$38,846,712	$22,366,542	$—	$61,213,254

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH1
R-080548-2 (1/25)